Lazard U.S. High Yield Portfolio
Lazard U.S. High Yield Portfolio
Investment Objective
The Portfolio seeks maximum total return from a combination of capital appreciation and current income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Transaction Fees (fees paid directly from your investment)
Shareholder Fees Lazard U.S. High Yield Portfolio	Institutional Shares	Open Shares
Maximum Redemption Fee (as a % of amount redeemed, on shares owned for 30 days or less)	1.00%	1.00%

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses Lazard U.S. High Yield Portfolio		Institutional Shares	Open Shares
Management Fees		0.55%	0.55%
Distribution and Service (12b-1) Fees		none	0.25%
Other Expenses		0.18%	0.28%
Total Annual Portfolio Operating Expenses		0.73%	1.08%
Fee Waiver and Expense Reimbursement	[1]	0.18%	0.23%
Total Annual Portfolio Operating Expenses After Fee Waiver and Expense Reimbursement	[1]	0.55%	0.85%
[1]	Reflects a contractual agreement by the Investment Manager to waive its fee and, if necessary, reimburse the Portfolio through April 30, 2013, to the extent Total Annual Portfolio Operating Expenses exceed .55% and .85% of the average daily net assets of the Portfolio's Institutional Shares and Open Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of "Acquired Funds" and extraordinary expenses, and excluding shareholder redemption fees or other transaction fees. This agreement can only be amended by agreement of the Fund, upon approval by the Board, and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Investment Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same, giving effect to the fee waiver in year one only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Lazard U.S. High Yield Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Shares	56	215	388	890
Open Shares	87	321	573	1,296

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 27% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio invests primarily in high-yielding U.S. corporate fixed-income securities which, at the time of purchase, are rated below investment grade (lower than Baa by Moody’s or lower than BBB by S&P (“junk bonds”)). The Portfolio may invest in securities of non-U.S. companies, including, to a limited extent, in companies in, or governments of, emerging market countries.

Under normal circumstances, the Portfolio invests at least 80% of its assets in bonds and other fixed-income securities of U.S. companies rated, at the time of purchase, below investment grade by S&P or Moody’s and as low as the lowest rating assigned by S&P or Moody’s, or the unrated equivalent as determined by the Investment Manager. The Portfolio focuses its investments in high-yielding securities that may be considered “better quality” (B+ or higher by Moody’s or S&P or the unrated equivalent as determined by the Investment Manager). Although the Portfolio may invest in fixed-income securities without regard to their maturity, the Portfolio’s average weighted maturity is expected to range between two and ten years.

Securities are evaluated based on their fundamental and structural characteristics. Valuation analysis is tailored to the specific asset class, but may include credit research, prepayment or call options, maturity, duration, coupon, currency and country risks. The Portfolio is constructed using a bottom-up discipline in which the Investment Manager follows a systematic process to seek out undervalued opportunities within each sector.

Principal Investment Risks

While fixed-income securities are designed to produce a stable stream of income, their prices move inversely with changes in interest rates. Interest rate risk is usually greater for fixed-income securities with longer maturities or effective durations. The Portfolio’s investments in lower-rated, higher-yielding bonds are subject to greater credit risk than its higher-rated investments. Junk bonds tend to be more volatile, less liquid and are considered speculative. The value of your investment in the Portfolio will fluctuate, which means you could lose money.

Other risk factors could have an effect on the Portfolio’s performance, including:

•	if an issuer fails to make timely interest or principal payments

•	if there is a decline in the credit quality of a bond, or a perception of a decline, the bond’s value could fall, potentially lowering the Portfolio’s share price

•	the price and yield of non-U.S. debt securities could be affected by factors ranging from political and economic instability to changes in currency exchange rates

•	during unusual market conditions, the Portfolio may not be able to sell certain securities at the time and price it would like

Non-U.S. securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. In addition, investments denominated in currencies other than U.S. dollars carry the risk that such currencies will decline in value relative to the U.S. dollar and affect the value of these investments held in the Portfolio.

Emerging market countries can generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. The securities markets of emerging market countries have historically been extremely volatile. However, the capital markets in the U.S. and internationally have experienced unprecedented volatility in recent years, causing significant declines in the value and liquidity of many securities. These market conditions may continue or worsen.

Performance Bar Chart and Table Year-by-Year Total Returns for Institutional Shares As of 12/31

The accompanying bar chart and table provide some indication of the risks of investing in Lazard U.S. High Yield Portfolio by showing the Portfolio’s year-by-year and average annual performance compared to those of a broad measure of market performance. The bar chart shows how the performance of the Portfolio’s Institutional Shares has varied from year to year over the past 10 calendar years. Updated performance information is available at www.LazardNet.com or by calling (800) 823-6300. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.

Best Quarter: 6/30/09 13.08% Worst Quarter: 12/31/08 -15.96%

Average Annual Total Returns (for the periods ended December 31, 2011)

After-tax returns for the Open Shares vary from those of Institutional Shares. After-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Returns Lazard U.S. High Yield Portfolio	1 Year	5 Years	10 Years	Life of Portfolio	Inception Date
Institutional Shares	5.17%	5.52%	6.18%	3.73%	Jan. 02, 1998
Institutional Shares After Taxes on Distributions	2.59%	2.74%	3.16%	0.39%
Institutional Shares After Taxes on Distributions and Sale of Portfolio Shares	3.33%	3.02%	3.41%	1.01%
Open Shares	4.89%	5.27%	5.91%	3.12%	Feb. 24, 1998
Merrill Lynch High Yield Master II® Index - Institutional Shares (reflects no deduction for fees, expenses or taxes)	4.38%	7.34%	8.59%	6.41%
Merrill Lynch High Yield Master II® Index - Open Shares (reflects no deduction for fees, expenses or taxes)	4.38%	7.34%	8.59%	6.32%